UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                  811-4977

Exact name of registrant as specified in charter:    Voyageur Insured Funds

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             August 31

Date of reporting period:                            November 30, 2006

Item 1.  Schedule of Investments.

Schedule of Investments (Unaudited)


Delaware Tax-Free Arizona Insured Fund
______________________________________

November 30, 2006

                                                                                                       Principal        Market
                                                                                                       Amount           Value
Municipal Bonds - 97.91%

Corporate-Backed Revenue Bonds - 4.12%
Maricopa County Pollution Control (Palo Verde Project) Series A 5.05% 5/1/29 (AMBAC)                    $6,000,000       $6,346,440
                                                                                                                         __________

                                                                                                                          6,346,440
                                                                                                                          _________

Education Revenue Bonds - 9.72%
Arizona Board of Regents (Northern Arizona University)
     5.00% 6/1/34 (FGIC)                                                                                 1,000,000        1,054,510
     5.50% 6/1/34 (FGIC)                                                                                 1,250,000        1,390,613
Arizona State Board of Regents Certificates of Participation (University of Arizona Main Campus)
     Series 2000 A-1 5.125% 6/1/25 (AMBAC)                                                               1,250,000        1,313,200
Arizona State University Certificates of Participation (Research Infrastructure Project)
     5.00% 9/1/30 (AMBAC)                                                                                3,000,000        3,192,960
Glendale Industrial Development Authority Revenue (Midwestern University) Series A
     5.875% 5/15/31                                                                                      1,000,000        1,078,500
Mohave County Community College District Revenue (State Board of Directors) 6.00% 3/1/20 (MBIA)          1,000,000        1,072,510
Northern Arizona University Certificates of Participation (Northern Arizona University Research Project)
     5.00% 9/1/30 (AMBAC)                                                                                1,500,000        1,609,185
South Campus Group Student Housing Revenue (Arizona State University South Campus Project)
     5.625% 9/1/35 (MBIA)                                                                                1,000,000        1,104,600
Tucson Industrial Development Authority (University of Arizona-Marshall Foundation)
     Series B 5.00% 7/15/27 (AMBAC)                                                                      1,000,000        1,055,550
University of Arizona Certificates of Participation (University of Arizona Project)
     Series A 5.125% 6/1/21 (AMBAC)                                                                      1,000,000        1,060,650
     Series B 5.125% 6/1/22 (AMBAC)                                                                      1,000,000        1,060,650
                                                                                                                         __________

                                                                                                                         14,992,928
                                                                                                                         __________

Electric Revenue Bonds - 4.49%
Energy Management Services (Arizona State University - Main Campus) 5.25% 7/1/17 (MBIA)                  1,500,000        1,620,645
Puerto Rico Electric Power Authority Revenue Series NN 5.00% 7/1/32 (MBIA)                               2,500,000        2,662,025
Salt River Project Agricultural Improvement & Power District Electric System Revenue
     (Salt River Project)
     Series A 5.00% 1/1/31                                                                                 500,000          528,890
     Series B 5.00% 1/1/31 (MBIA)                                                                        2,000,000        2,118,100
                                                                                                                        ___________

                                                                                                                          6,929,660
                                                                                                                        ___________

Escrowed to Maturity Bonds - 0.54%
Maricopa County School District #14 (Creighton School Improvement Project of 1990) Series C
     6.50% 7/1/08 (FGIC)                                                                                   455,000          475,757
Phoenix Street & Highway Revenue 6.50% 7/1/09 (AMBAC)                                                      350,000          354,319
                                                                                                                            _______

                                                                                                                            830,076
                                                                                                                            _______

Health Care Revenue Bonds - 8.91%
Glendale Industrial Development Authority Hospital Revenue 5.00% 12/1/35                                 1,000,000        1,036,750
Maricopa County Industrial Development Authority Revenue
     (Catholic Healthcare West) Series A 5.50% 7/1/26                                                    1,000,000        1,084,680
     (Mayo Clinic) 5.00% 11/15/36                                                                        1,000,000        1,063,910
     (Senior Living Healthcare) 5.00% 8/20/35 (GNMA)                                                     1,000,000        1,054,710
Mohave County Industrial Development Authority (Chris Ridge & Silver) 6.375% 11/1/31 (GNMA)                185,000          190,894
Phoenix Industrial Development Authority Hospital Revenue (John C. Lincoln Health) Series B
     5.75% 12/1/16 (Connie Lee)                                                                          4,110,000        4,268,523
University Medical Center Hospital Revenue
     5.00% 7/1/24                                                                                          800,000          832,736
     5.00% 7/1/35                                                                                        2,000,000        2,076,980
Yavapai County Industrial Development Authority Revenue (Yavapai Regional Medical Center)
     Series A 5.25% 8/1/21 (RADIAN)                                                                      2,000,000        2,134,720
                                                                                                                          _________

                                                                                                                         13,743,903
                                                                                                                         __________

Housing Revenue Bonds - 1.71%
Pima County Industrial Development Authority Single Family Housing Revenue
     Series A-1 6.125% 11/1/33 (GNMA) (FNMA) (FHLMC) (AMT)                                                  20,000           20,173
     Series B-1 6.10% 5/1/31 (GNMA) (AMT)                                                                   60,000           60,507
Yuma Industrial Development Authority Multifamily Revenue Series A 6.10% 9/20/19 (GNMA) (AMT)            2,340,000        2,551,302
                                                                                                                          _________

                                                                                                                          2,631,982
                                                                                                                          _________

Lease Revenue Bonds - 13.07%
Arizona Game & Fish Department & Commission Beneficial Interest Certificates
   (Administration Building Project) 5.00% 7/1/32                                                        1,000,000        1,056,500
Arizona School Facilities Board Certificates of Participation Series A 5.00% 9/1/18 (FGIC)               1,000,000        1,078,340
Greater Arizona Development Authority Infrastructure Revenue Series A 5.00% 8/1/22 (MBIA)                  500,000          540,675
Marana Municipal Property Corporation Municipal Facilities Revenue 5.00% 7/1/28 (AMBAC)                    575,000          608,494
Maricopa County Industrial Development Authority Correctional Contract Facilities
     (Phoenix West Prison) 5.375% 7/1/22 (ACA)                                                           1,000,000        1,053,860
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall, LLC II Project)
     5.00% 9/15/28 (AMBAC)                                                                               4,000,000        4,187,879
Pinal County Certificates of Participation
     5.00% 12/1/29                                                                                       1,300,000        1,364,207
     5.125% 6/1/21 (AMBAC)                                                                               4,675,000        4,954,658
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
     Series D 5.25% 7/1/27                                                                                 470,000          499,737
     Series D 5.25% 7/1/36                                                                                 270,000          286,114
     Series I 5.25% 7/1/33                                                                                 500,000          539,345
Salt River Project Arizona Agricultural Improvement & Power District Certificates of Participation
     5.00% 12/1/18 (MBIA)                                                                                1,500,000        1,606,530
University of Arizona Certificates of Participation Series B 5.00% 6/1/31 (AMBAC)                        2,250,000        2,373,098
                                                                                                                          _________

                                                                                                                         20,149,437
                                                                                                                         __________

Local General Obligation Bonds - 3.99%
Cochise County Unified School District #68 7.50% 7/1/10 (FGIC)                                           1,000,000        1,131,320
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)                                                      1,000,000        1,063,630
Maricopa County School District #14 (Creighton School Improvement Project of 1990) Series C
     6.50% 7/1/08 (FGIC)                                                                                   545,000          569,776
Maricopa County School District #38 (Madison Elementary) 5.00% 7/1/14 (FSA)                                750,000          821,483
Phoenix Variable Purpose Series B 5.00% 7/1/27                                                           2,435,000        2,566,952
                                                                                                                          _________

                                                                                                                          6,153,161
                                                                                                                          _________

$ Pre-Refunded Bonds - 23.79%
Arizona State Transportation Board Highway Revenue Series B 5.25% 7/1/22-12                              1,000,000        1,085,690
Maricopa County School District #3 (Tempe Elementary Project of 1997) Series E
     5.70% 7/1/16-09 (FGIC)                                                                              1,025,000        1,089,760
Mesa Industrial Development Authority (Discovery Health Systems) Series A 5.625% 1/1/29-10 (MBIA)       10,000,000       10,701,500
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall LLC Project)
     5.50% 9/15/27-10 (AMBAC)                                                                            5,000,000        5,349,150
Phoenix Industrial Development Authority Multifamily Housing Revenue (Ventana Palms Apartments)
     Series A
     6.15% 10/1/29-09 (MBIA)                                                                               510,000          555,099
     6.20% 10/1/34-09 (MBIA)                                                                               940,000        1,024,327
Puerto Rico Commonwealth Public Improvement Revenue
     5.125% 7/1/30-11 (FSA)                                                                                770,000          823,407
     Series A 5.00% 7/1/27-12                                                                            1,000,000        1,076,270
     Series A 5.125% 7/1/31-11                                                                           1,705,000        1,823,259
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series D
     5.25% 7/1/27-12                                                                                     1,280,000        1,389,683
     5.25% 7/1/36-12                                                                                       730,000          792,554
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Healthcare)
     5.70% 12/1/21-11                                                                                      500,000          551,985
Sedona Partner Certificates of Participation 5.75% 7/1/16-09                                               500,000          531,945
Southern Arizona Capital Facilities Finance (University of Arizona Project) 5.10% 9/1/33-12 (MBIA)       3,250,000        3,510,748
Surprise Municipal Property Excise Tax Revenue 5.70% 7/1/20-09 (FGIC)                                    5,000,000        5,315,900
University of Arizona Certificates of Participation (University of Arizona Parking & Student Housing)
     5.75% 6/1/19-09 (AMBAC)                                                                             1,000,000        1,053,590
                                                                                                                          _________

                                                                                                                         36,674,867
                                                                                                                         __________

Special Tax Revenue Bonds - 5.33%
Arizona Tourism & Sports Authority Tax Revenue Multipurpose Stadium Facilities Series A
     5.00% 7/1/28 (MBIA)                                                                                 2,500,000        2,645,625
     5.00% 7/1/31 (MBIA)                                                                                 1,500,000        1,585,605
Glendale Municipal Property Corporation Series A 5.00% 7/1/33 (AMBAC)                                    1,000,000        1,063,320
Phoenix Civic Improvement Corporation Distribution Revenue (Civic Plaza) Series B
     5.50% 7/1/31 (FGIC)                                                                                 1,500,000        1,326,780
San Luis Civic Improvement Corporation Municipal Facilities Excise Tax Revenue
     5.00% 7/1/38 (XLCA)                                                                                 1,500,000        1,598,505
                                                                                                                          _________

                                                                                                                          8,219,835
                                                                                                                          _________

State General Obligation Bonds - 4.25%
Puerto Rico Commonwealth Public Improvement
     Refunding Series A 5.50% 7/1/19                                                                     1,300,000        1,489,228

     Unrefunded Balance Series A
     5.125% 7/1/30 (FSA)                                                                                   480,000          506,314
     5.125% 7/1/31                                                                                       3,370,000        3,512,247
Virgin Islands Public Finance Authority (Gross Receipts Taxes) 5.00% 10/1/31 (ACA)                       1,000,000        1,039,010
                                                                                                                          _________

                                                                                                                          6,546,799
                                                                                                                          _________

Transportation Revenue Bonds - 12.37%
Arizona State Transportation Board Highway Revenue Series A 5.00% 7/1/23                                 1,000,000        1,072,620
Phoenix Civic Improvement Corporation Airport Revenue Series B
     5.25% 7/1/27 (FGIC) (AMT)                                                                           1,000,000        1,057,120
     5.25% 7/1/32 (FGIC) (AMT)                                                                          10,300,000       10,885,658
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/35                  750,000          792,570
Tucson Airport Authority Senior Lien Series 2001 5.35% 6/1/31 (AMBAC) (AMT)                              5,000,000        5,259,400
                                                                                                                          _________

                                                                                                                         19,067,368
                                                                                                                         __________

Water & Sewer Revenue Bonds - 5.62%
Gilbert Water Revenue Municipal Property Corporation Wastewater System & Utility
Revenue (Development Fee & Senior Lien) 4.90% 4/1/19                                                     1,500,000        1,527,510
Glendale Water & Sewer Revenue Senior Lien 5.00% 7/1/28 (AMBAC)                                          2,000,000        2,126,640
Phoenix Civic Improvement Corporation Wastewater Systems Revenue Junior Lien
     5.00% 7/1/24 (FGIC)                                                                                 1,000,000        1,048,750
     5.00% 7/1/26 (FGIC)                                                                                 3,750,000        3,957,075
                                                                                                                          _________

                                                                                                                          8,659,975
                                                                                                                          _________

Total Municipal Bonds (cost $141,767,152)                                                                               150,946,431
                                                                                                                        ___________

                                                                                                     Number
                                                                                                     of Shares

Short-Term Investments - 0.62%

Money Market Instruments - 0.62%
Federated Arizona Municipal Cash Trust                                                                   960,296            960,296
                                                                                                                            _______

Total Money Market (cost $960,296)                                                                                          960,296
                                                                                                                            _______


Total Market Value of Securities - 98.53%
     (cost $142,727,448)                                                                                                151,906,727

Receivables and Other Assets Net of Liabilities (See Notes) - 1.47%                                                       2,264,554
                                                                                                                          _________

Net Assets Applicable to 13,429,683 Shares Outstanding - 100.00%                                                       $154,171,281
                                                                                                                       ____________


$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."


Summary of Abbreviations:

ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Insured Funds - Delaware Tax-Free Arizona Insured Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At November 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                $142,727,448
                                                                   ____________

Aggregate unrealized appreciation                                     9,184,271
Aggregate unrealized depreciation                                        (4,992)
                                                                   ____________

Net unrealized appreciation                                        $  9,179,279
                                                                   ____________

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $2,745,965 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $985,821 expires in 2008, $78,759 expires in 2011 and $1,681,385 expires in 2012.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Tax-Free Arizona Insured Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U. S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Delaware Tax-Free Minnesota Insured Fund
________________________________________

November 30, 2006

                                                                                                     Principal          Market
                                                                                                     Amount             Value
Municipal Bonds - 104.30%

Corporate-Backed Revenue Bonds - 0.80%
Sartell Environmental Improvement Revenue (International Paper) Series A 5.20% 6/1/27                   $1,800,000       $1,869,426
                                                                                                                         __________

                                                                                                                          1,869,426
                                                                                                                          _________

Education Revenue Bonds - 6.07%
Minnesota State Colleges & Universities Revenue Fund Series A
     5.00% 10/1/22 (FSA)                                                                                 5,135,000        5,443,511
     5.00% 10/1/29 (MBIA)                                                                                4,000,000        4,315,160
Minnesota State Higher Education Facilities Authority Revenue (St. Catherine College) Series
        5-N1 5.00% 10/1/18                                                                               2,200,000        2,295,348
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project) 5.00% 5/1/23   2,000,000        2,104,980
                                                                                                                          _________

                                                                                                                         14,158,999
                                                                                                                         __________

Electric Revenue Bonds - 8.30%
Minnesota State Municipal Power Agency Series A 5.00% 10/1/34                                            2,000,000        2,101,420
& (1) Northern Municipal Power Agency Electric System Revenue
     5.25% 1/1/13 (FSA)                                                                                  9,170,000        9,660,457
Puerto Rico Electric Power Authority Power Revenue
     Series GG 4.75% 7/1/21 (FSA)                                                                        1,000,000        1,034,760
     Series OO 5.00% 7/1/13 (CIFG)                                                                       1,315,000        1,428,879
Shakopee Public Utilities Commission Revenue 5.125% 2/1/26 (MBIA)                                        1,850,000        1,908,090
Western Minnesota Municipal Power Agency Revenue 5.00% 1/1/36 (FSA)                                      3,000,000        3,245,580
                                                                                                                          _________

                                                                                                                         19,379,186
                                                                                                                         __________

Escrowed to Maturity Bonds - 15.88%
Dakota/Washington Counties Housing & Redevelopment Authority
     Anoka Single Family Residential Mortgage Revenue 8.45% 9/1/19 (GNMA) (AMT)                          9,000,000       13,051,080
     Bloomington Mortgage Single Family Residential Mortgage Revenue
          8.15% 9/1/16 (MBIA) (GNMA) (AMT)                                                                 405,000          547,066
          8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)                                                         14,115,000       20,973,337
Western Minnesota Municipal Power Agency Supply Revenue Series A
     6.60% 1/1/10                                                                                        1,650,000        1,729,547
     9.75% 1/1/16 (MBIA)                                                                                   530,000          764,456
                                                                                                                            _______

                                                                                                                         37,065,486
                                                                                                                         __________

Health Care Revenue Bonds - 18.14%
Duluth Economic Development Authority Health Care Facilities Benedictine Health
     System (St. Mary's Hospital) 5.25% 2/15/28                                                          8,500,000        9,036,009
Minneapolis Health Care System Revenue
     (Allina Health Systems) Series A 5.75% 11/15/32                                                     7,800,000        8,490,456
     (Fairview Health Services) Series D 5.00% 11/15/34 (AMBAC)                                          8,250,000        8,831,213
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care System Revenue
     (Allina Health System) 5.00% 11/15/13 (AMBAC)                                                       6,490,000        6,540,947
     (Health Partners Obligation Group Project)                                                            650,000          702,215
          5.625% 12/1/22
          5.875% 12/1/29                                                                                 1,000,000        1,096,580
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care
     System) Series A 5.75% 11/15/26 (MBIA)                                                                180,000          186,845
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.50% 7/1/25      2,000,000        2,177,500
St. Paul Housing & Redevelopment Authority Healthcare Facilities Revenue
     (Health Partners Obligation Group Project) 5.25% 5/15/36                                            2,000,000        2,130,040
St. Paul Housing & Redevelopment Authority Hospital Revenue (St. Paul/Ramsey
     Medical Center Project) 5.50% 5/15/13 (AMBAC)                                                       1,000,000        1,001,680
Willmar (Rice Memorial Hospital Project)
     5.00% 2/1/22 (FSA)                                                                                  1,000,000        1,064,540
     5.00% 2/1/25 (FSA)                                                                                  1,000,000        1,061,160
                                                                                                                          _________

                                                                                                                         42,319,185
                                                                                                                         __________

Housing Revenue Bonds - 4.17%
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue
     Series B 5.85% 10/1/30 (GNMA) (FNMA) (AMT)                                                            221,000          226,081
Eagan Multifamily Revenue (Woodridge Apartments) Series A 5.90% 8/1/20 (GNMA)                            1,000,000        1,022,570
Minneapolis Multifamily Housing Revenue
     (Bottineau Commons Project) 5.45% 4/20/43 (GNMA) (AMT)                                              1,500,000        1,590,405
     (Seward Towers Project) 5.00% 5/20/36 (GNMA)                                                        4,000,000        4,173,920

Minnesota State Housing Finance Agency Rental Housing Revenue Series C-2 5.95% 2/1/15 (AMBAC)            1,642,000        1,646,532
White Bear Lake Multifamily Revenue (Lake Square) Series A 5.875% 2/1/15 (FHA)                           1,055,000        1,078,484
                                                                                                                          _________

                                                                                                                          9,737,992
                                                                                                                          _________

Lease Revenue Bonds - 5.40%
Hopkins Housing & Redevelopment Authority Public Works and Fire Station Series A 5.00% 2/1/23 (MBIA)     1,210,000        1,284,004
Minneapolis Special School District #001 Series A
     5.00% 2/1/18 (FSA)                                                                                  1,545,000        1,640,512
     5.00% 2/1/19 (FSA)                                                                                  1,535,000        1,629,894
     5.00% 2/1/20 (FSA)                                                                                  1,690,000        1,794,476
St. Paul Port Authority Lease Revenue (Cedar Street Office Building Project)
     5.125% 12/1/27                                                                                      2,000,000        2,143,440
     5.25% 12/1/27                                                                                       3,840,000        4,114,021
                                                                                                                          _________

                                                                                                                         12,606,347
                                                                                                                         __________

Local General Obligation Bonds - 27.42%
Big Lake Independent School District #727 Series A
     5.00% 2/1/17 (FSA)                                                                                  1,040,000        1,081,132
     5.00% 2/1/20 (FSA)                                                                                  1,000,000        1,039,550
Centennial Independent School District #012 Series A 5.00% 2/1/18 (FSA)                                  1,270,000        1,348,511
Dakota County Community Development Agency Governmental Housing Development 5.00% 1/1/21                 1,275,000        1,340,599
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)                                  4,000,000        4,297,840
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                                   2,350,000        2,459,134
Morris Independent School District #769 5.00% 2/1/24 (MBIA)                                              4,875,000        5,222,879
Mounds View Independent School District #621
     5.00% 2/1/20 (MBIA)                                                                                 2,970,000        3,147,844
     5.375% 2/1/24 (FGIC)                                                                                6,170,000        6,571,728
New Brighton Tax Increment Series A 5.00% 2/1/26 (MBIA)                                                  1,185,000        1,291,946
Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)                                       3,570,000        3,790,697
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)                                          1,310,000        1,390,984
& (2) Rockford Independent School District #883 5.60% 2/1/21 (FSA)                                       3,210,000        3,399,021
^ Rosemount Independent School District #196 Series B
     5.80% 4/1/09 (FSA)                                                                                  1,860,000        1,710,475
     5.85% 4/1/10 (FSA)                                                                                  2,240,000        1,984,730
^ Sauk Rapids Independent School District #047 Series B
     5.982% 2/1/15 (FSA)                                                                                 2,700,000        1,818,828
     6.083% 2/1/17 (FSA)                                                                                 2,245,000        1,338,447
South Washington County Independent School District #833
     & (3) 5.60% 2/1/20 (MBIA)                                                                           6,880,000        7,285,129
     & (4) 5.60% 2/1/21 (MBIA)                                                                           7,290,000        7,719,272
St. Michael Independent School District #885
     5.00% 2/1/20 (FSA)                                                                                  1,970,000        2,095,588
     5.00% 2/1/27 (FSA)                                                                                  3,435,000        3,653,981
                                                                                                                          _________

                                                                                                                         63,988,315
                                                                                                                         __________

$ Pre-Refunded Bonds - 9.99%
Minneapolis Community Development Agency (Supported Development Revenue) Series G-3 5.45% 12/1/31-11     2,000,000        2,170,400
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625% 5/15/32-12             5,400,000        5,986,116
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care
     System) Series A 5.75% 11/15/26-07 (MBIA)                                                          10,070,000       10,474,915
Southern Minnesota Municipal Power Agency Supply Revenue Series A
     5.75% 1/1/18-13                                                                                     3,790,000        3,979,879
     5.75% 1/1/18-13 (AMBAC)                                                                               670,000          703,567
                                                                                                                            _______

                                                                                                                         23,314,877
                                                                                                                         __________

Special Tax Bonds - 0.82%
Virgin Islands Public Finance Authority Revenue (Matching Fund Loan) Series A 5.25% 10/1/22              1,785,000        1,910,789
                                                                                                                          _________

                                                                                                                          1,910,789
                                                                                                                          _________

State General Obligation Bonds - 2.48%
Minnesota State 5.00% 11/1/20 (FSA)                                                                      5,500,000        5,782,040
                                                                                                                          _________

                                                                                                                          5,782,040
                                                                                                                          _________

Transportation Revenue Bonds - 4.83%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A
     5.00% 1/1/22 (MBIA)                                                                                 2,000,000        2,115,320
     5.125% 1/1/25 (FGIC)                                                                                  100,000          103,452
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series C
     5.125% 1/1/20 (FGIC)                                                                                2,000,000        2,107,480
     5.25% 1/1/32 (FGIC)                                                                                 6,595,000        6,943,348
                                                                                                                          _________

                                                                                                                         11,269,600
                                                                                                                         __________

Total Municipal Bonds (cost $225,670,871)                                                                               243,402,242
                                                                                                                        ___________

Total Market Value of Securities - 104.30%
   (cost $225,670,871)                                                                                                  243,402,242

Liabilities Net of Receivables and Other Assets (See Notes) - (4.30%)*                                                  (10,046,183)
                                                                                                                        ___________

Net Assets Applicable to 21,224,855 Shares Outstanding - 100.00%                                                       $233,356,059
                                                                                                                       ____________


    * Includes $13,275,000 in liability for Inverse Floater programs. See Note 3 in "Notes."

    ^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

    $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
      maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

& (1) Security held in a trust in connection with the Inverse Floater security $4,585,000, 6.876%, 1/1/13.

& (2) Security held in a trust in connection with the Inverse Floater security $1,605,000, 7.586%, 2/1/21.

& (3) Security held in a trust in connection with the Inverse Floater security $3,440,000, 7.586%, 2/1/20.

& (4) Security held in a trust in connection with the Inverse Floater security $3,645,000, 7.586%, 2/1/21.

For additional information on the Inverse Floater programs, see Note 3 in "Notes."

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
VA - Insured by the Veterans Administration

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Insured Funds - Delaware Tax-Free Minnesota Insured Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses - Interest and related expenses include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustees' fees from the Fund's participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities and inverse floating rate securities with an aggregate principal amount equal to the principal of the transferred bond. The Fund receives the inverse floating rate securities and cash from the trust in consideration of the conveyance of the municipal bonds to the trust. The cash received is treated as a liability for accounting purposes. Interest expense is recorded by the Fund based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees' fees expenses are recorded on the accrual basis.

For the period ended November 30, 2006, the Fund had an average daily liability from the participation in inverse floater programs of $13,275,000 and recorded interest expense at an average rate of 3.72%.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At November 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                $212,395,871
                                                                   ____________

Aggregate unrealized appreciation                                    17,738,167
Aggregate unrealized depreciation                                        (6,796)
                                                                   ____________

Net unrealized appreciation                                        $ 17,731,371
                                                                   ____________


3. Credit and Market Risk

The Fund concentrates their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2.  Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: